Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 147,000	$ 147,000
Intangible assets, accumulated amortization	(20,452)	(8,948)
Intangible assets, net carrying amount	$ 126,548	138,052
Customer Contracts [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 121,500	121,500
Intangible assets, accumulated amortization	(16,202)	(7,088)
Intangible assets, net carrying amount	$ 105,298	114,412
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,500	25,500
Intangible assets, accumulated amortization	(4,250)	(1,860)
Intangible assets, net carrying amount	$ 21,250	$ 23,640